Schedule of Investments

Emerald Growth Fund

July 31, 2023 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.65%
Consumer Discretionary: 11.06%
181,181	Arhaus, Inc.(a)	$2,076,334
233,934	BJ's Restaurants, Inc.(a)	8,809,954
139,573	Churchill Downs, Inc.	16,169,532
213,194	Chuy's Holdings, Inc.(a)	8,866,739
495,961	Everi Holdings, Inc.(a)	7,360,061
108,286	Jack in the Box, Inc.	10,764,711
353,782	National Vision Holdings, Inc.(a)	7,652,305
700,846	Petco Health & Wellness Company(a)	5,718,903
141,249	Planet Fitness, Inc., Class A	9,539,958
440,473	PlayAGS, Inc.(a)	2,915,931
365,405	Portillo's, Inc.(a)	8,422,585
86,783	SeaWorld Entertainment, Inc.(a)	4,805,175
428,512	Sun Country Airlines Holdings, Inc.(a)	9,238,719
45,695	Visteon Corp.	7,041,143
		109,382,050

Consumer Staples: 5.17%
63,438	Celsius Holdings, Inc.(a)	9,179,479
222,411	Freshpet, Inc.(a)	16,356,105
468,874	Simply Good Foods Co.(a)	18,150,113
350,803	Utz Brands, Inc.	5,875,950
549,239	Zevia PBC, Class A(a)	1,526,884
		51,088,531

Consumer, Cyclical: 0.54%
218,921	Savers Value Village, Inc.(a)	5,291,321

Consumer, Non-cyclical: 1.94%
211,861	Bridgebio Pharma, Inc.(a)	7,417,253
79,050	Quanterix Corp.(a)	1,963,602
121,851	RadNet, Inc.(a)	4,030,831
336,709	Travere Therapeutics, Inc.(a)	5,788,028
		19,199,714

Energy: 6.49%
129,803	Ameresco, Inc., Class A(a)	7,555,833
219,155	Cactus, Inc.	11,128,691
218,255	ChampionX Corp.	7,769,878
22,737	Denbury, Inc.(a)	1,998,810
207,399	Excelerate Energy, Inc.	4,401,007
56,432	Matador Resources Co.	3,139,312
362,628	Northern Oil and Gas, Inc.	14,276,664
926,312	TETRA Technologies, Inc.(a)	4,159,141
100,504	Valaris, Ltd.(a)	7,718,707
24,266	Weatherford International PLC(a)	2,016,504
		64,164,547

Shares		Value (Note 2)
Financial Services: 7.50%
97,369	Axos Financial, Inc.(a)	$4,576,343
408,206	BRP Group, Inc., Class A(a)	10,168,411
41,318	CNB Financial Corp.	804,048
72,313	Houlihan Lokey, Inc.	7,220,453
162,281	Mid Penn Bancorp, Inc.	3,813,603
203,402	Moelis & Co., Class A	9,932,120
308,347	Pacific Premier Bancorp, Inc.	7,875,182
328,146	PacWest Bancorp	3,051,758
200,469	Palomar Holdings, Inc.(a)	12,140,403
29,900	Popular, Inc.	2,169,245
337,972	Skyward Specialty Insurance Group, Inc.(a)	8,006,557
306,571	Trinity Capital, Inc.	4,475,937
		74,234,060

Health Care: 28.72%
685,811	ACADIA Pharmaceuticals, Inc.(a)	20,053,114
361,937	Amylyx Pharmaceuticals, Inc.(a)	8,487,423
77,648	ANI Pharmaceuticals, Inc.(a)	4,080,402
220,514	AtriCure, Inc.(a)	12,205,450
221,354	Blueprint Medicines Corp.(a)	14,609,364
354,252	Collegium Pharmaceutical, Inc.(a)	8,062,775
226,534	CVRx, Inc.(a)	4,061,755
956,478	DocGo, Inc.(a)	8,024,850
51,264	Haemonetics Corp.(a)	4,728,591
53,244	ICU Medical, Inc.(a)	9,487,016
511,152	ImmunoGen, Inc.(a)	9,108,729
471,248	Insmed, Inc.(a)	10,409,868
153,422	Intra-Cellular Therapies, Inc.(a)	9,487,616
5,796	Karuna Therapeutics, Inc.(a)	1,157,867
131,993	Lantheus Holdings, Inc.(a)	11,416,075
260,231	LivaNova PLC(a)	15,210,502
16,495	Madrigal Pharmaceuticals, Inc.(a)	3,386,423
2,540,909	MannKind Corp.(a)	11,611,954
163,062	Merit Medical Systems, Inc.(a)	12,175,840
733,721	NeoGenomics, Inc.(a)	12,715,385
307,059	Orthofix Medical, Inc.(a)	6,045,992
394,926	Privia Health Group, Inc.	11,026,334
135,440	Reata Pharmaceuticals, Inc., Class A(a)	22,426,155
482,711	Replimune Group, Inc.(a)	10,170,721
457,336	Thorne HealthTech, Inc.(a)	2,730,296
188,599	TransMedics Group, Inc.(a)	17,573,655
598,028	Treace Medical Concepts, Inc.(a)	13,629,058
232,644	Ultragenyx Pharmaceutical, Inc.(a)	10,031,609
		284,114,819

Industrials: 18.33%
80,556	AAR Corp.(a)	4,817,249
99,550	AeroVironment, Inc.(a)	9,483,133
464,730	Applied Digital Corp.(a)	4,452,113
172,447	ATI, Inc.(a)	8,222,273
920,099	Babcock & Wilcox Enterprises, Inc.(a)	5,042,143
305,290	Carpenter Technology Corp.	18,274,659

Shares		Value (Note 2)
Industrials (continued)
98,197	Chart Industries, Inc.(a)	$17,887,566
104,910	Exponent, Inc.	9,397,838
10,312	Fabrinet	1,274,976
184,756	First Advantage Corp.(a)	2,771,340
78,897	Forward Air Corp.	9,376,119
345,304	FTAI Aviation Ltd	11,122,242
55,672	Herc Holdings, Inc.	7,450,584
106,798	I3 Verticals, Inc., Class A(a)	2,671,018
781,929	Kratos Defense & Security Solutions, Inc.(a)	11,799,309
219,190	Montrose Environmental Group, Inc.(a)	8,870,619
119,054	NEXTracker, Inc.(a)	5,041,937
116,757	NV5 Global, Inc.(a)	12,790,729
138,009	RXO, Inc.(a)	3,043,098
213,559	Shift4 Payments, Inc.(a)	14,733,435
121,634	TriNet Group, Inc.(a)	12,799,546
		181,321,926

Real Estate: 0.64%
66,884	Ryman Hospitality Properties, Inc.	6,373,376

REITs: 0.53%
88,357	Terreno Realty Corp.	5,243,104

Technology: 17.73%
89,992	Agilysys, Inc.(a)	6,626,111
51,987	Ambarella, Inc.(a)	4,336,755
71,567	Clear Secure, Inc.	1,696,854
115,969	Cogent Communications Holdings, Inc.	7,101,941
90,297	Coherent, Inc.(a)	4,276,466
617,986	Credo Technology Group Holding, Ltd.(a)	10,487,222
113,126	FormFactor, Inc.(a)	4,203,762
347,735	Harmonic, Inc.(a)	5,188,206
13,848	Impinj, Inc.(a)	922,554
797,418	indie Semiconductor, Inc.(a)	7,559,523
36,435	IPG Photonics Corp.	4,789,381
142,477	MACOM Technology Solutions Holdings, Inc.(a)	9,961,992
357,977	Model N, Inc.(a)	11,927,794
171,452	Napco Security Technologies, Inc.	6,426,021
203,099	PDF Solutions, Inc.(a)	9,340,523
57,234	Perficient, Inc.(a)	3,650,957
127,647	Rambus, Inc.(a)	7,991,979
150,274	Rapid7, Inc.(a)	6,899,079
451,342	SkyWater Technology, Inc.(a)	4,414,125
77,015	Super Micro Computer, Inc.(a)	25,435,744
300,090	Tenable Holdings, Inc.(a)	14,602,379
376,958	Varonis Systems, Inc.(a)	10,818,695

Shares		Value (Note 2)
Technology (continued)
573,832	Zuora, Inc., Class A(a)	$6,731,049
		175,389,112

	Total Common Stocks
	(Cost $691,773,760)	975,802,560

SHORT-TERM INVESTMENT: 0.79%
	First American Government Obligations Fund
7,869,981	5.146% (12/31/49)	7,869,981

	Total Short-Term Investment
	(Cost $7,869,981)	7,869,981

Total Investments: 99.44%
(Cost $699,643,741)		983,672,541

Other Assets In Excess Of Liabilities: 0.56%		5,513,066
Net Assets: 100.00%		$989,185,607

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

July 31, 2023 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.55%
Communications: 1.01%
3,378	Uber Technologies, Inc.(a)	$167,076

Consumer Discretionary: 17.15%
6,034	Amazon.com, Inc.(a)	806,625
58	AutoZone, Inc.(a)	143,940
39	Chipotle Mexican Grill, Inc.(a)	76,529
1,795	Churchill Downs, Inc.	207,951
276	Costco Wholesale Corp.	154,745
903	Dick's Sporting Goods, Inc.	127,323
225	Home Depot, Inc.	75,114
707	Hyatt Hotels Corp., Class A	89,329
263	Lululemon Athletica, Inc.(a)	99,553
15,145	PlayAGS, Inc.(a)	100,260
1,737	SeaWorld Entertainment, Inc.(a)	96,178
5,666	Sun Country Airlines Holdings, Inc.(a)	122,159
1,094	Take-Two Interactive Software, Inc.(a)	167,316
1,055	Tesla, Inc.(a)	282,139
3,336	TJX Cos., Inc.	288,664
		2,837,825

Consumer Staples: 2.23%
626	Constellation Brands, Inc., Class A	170,773
1,366	Freshpet, Inc.(a)	100,456
2,509	Simply Good Foods Co.(a)	97,123
		368,352

Consumer, Cyclical: 0.33%
2,277	Savers Value Village, Inc.(a)	55,035

Energy: 7.92%
3,780	Cactus, Inc.	191,948
2,874	ChampionX Corp.	102,314
1,239	Cheniere Energy, Inc.	200,545
1,884	EQT Corp.	79,467
6,384	Excelerate Energy, Inc.	135,469
4,457	Northern Oil and Gas, Inc.	175,472
94,658	TETRA Technologies, Inc.(a)	425,014
		1,310,229

Financial Services: 2.60%
3,049	Charles Schwab Corp.	201,539
1,971	Palomar Holdings, Inc.(a)	119,364
2,089	Western Alliance Bancorp	108,523
		429,426

Health Care: 11.93%
1,507	Abbott Laboratories	167,774
9,709	ACADIA Pharmaceuticals, Inc.(a)	283,891

Shares		Value (Note 2)
Health Care (continued)
3,505	Amylyx Pharmaceuticals, Inc.(a)	$82,192
969	BioMarin Pharmaceutical, Inc.(a)	85,204
17,845	DocGo, Inc.(a)	149,719
4,690	Insmed, Inc.(a)	103,602
1,493	Integer Holdings Corp.(a)	138,073
1,138	Lantheus Holdings, Inc.(a)	98,426
4,266	LivaNova PLC(a)	249,348
1,473	Merit Medical Systems, Inc.(a)	109,989
88	Regeneron Pharmaceuticals, Inc.(a)	65,288
1,089	TransMedics Group, Inc.(a)	101,473
501	United Therapeutics Corp.(a)	121,603
430	UnitedHealth Group, Inc.	217,739
		1,974,321

Industrials: 11.66%
8,350	Applied Digital Corp.(a)	79,993
32,390	Babcock & Wilcox Enterprises, Inc.(a)	177,497
1,020	Chart Industries, Inc.(a)	185,803
5,403	GXO Logistics, Inc.(a)	362,379
11,092	Kratos Defense & Security Solutions, Inc.(a)	167,378
1,532	MasTec, Inc.(a)	180,393
5,475	MP Materials Corp.(a)	130,579
1,224	Visa, Inc., Class A	290,982
7,367	WillScot Mobile Mini Holdings Corp.(a)	353,248
		1,928,252

Technology: 43.72%
159	Adobe, Inc.(a)	86,841
5,749	Alphabet, Inc., Class A(a)	763,007
7,200	Apple, Inc.	1,414,440
876	Cadence Design Systems, Inc.(a)	204,993
2,695	Coherent, Inc.(a)	127,635
1,137	Crowdstrike Holdings, Inc., Class A(a)	183,807
2,758	Darling Ingredients, Inc.(a)	190,992
8,833	Ebix, Inc.	273,470
3,891	indie Semiconductor, Inc.(a)	36,887
2,884	Match Group, Inc.(a)	134,135
1,176	Meta Platforms, Inc., Class A(a)	374,674
4,678	Microsoft Corp.	1,571,434
352	Mongodb Inc(a)	149,037
2,096	NVIDIA Corp.	979,440
820	Palo Alto Networks, Inc.(a)	204,967
5,460	Pure Storage, Inc., Class A(a)	201,965
13,116	SkyWater Technology, Inc.(a)	128,274
286	Super Micro Computer, Inc.(a)	94,457
2,300	Tenable Holdings, Inc.(a)	111,918
		7,232,373

	Total Common Stocks
	(Cost $9,953,469)	16,302,889

Shares		Value (Note 2)
SHORT-TERM INVESTMENT: 0.84%
	First American Government Obligations Fund
138,960	5.146% (12/31/49)	$138,960

	Total Short-Term Investment
	(Cost $138,960)	138,960

Total Investments: 99.39%
(Cost $10,092,429)		16,441,849

Other Assets In Excess Of Liabilities: 0.61%		100,336
Net Assets: 100.00%		$16,542,185

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Finance & Banking Innovation Fund

July 31, 2023 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.14%
Communications: 0.97%
Telecommunications: 0.97%
43,855	DigitalBridge Group, Inc.	$702,557

Computer Services: 0.62%
Software: 0.62%
74,737	Cleanspark, Inc.(a)	449,169

Consumer, Non-cyclical: 0.48%
Commercial Services: 0.48%
10,247	Flywire Corp.(a)	349,833

Financial Services: 92.24%
Banks: 57.15%
16,437	Axos Financial, Inc.(a)	772,539
95,795	Banc of California, Inc.	1,361,247
33,233	Bancorp, Inc.(a)	1,259,531
17,690	Bank OZK	773,584
16,270	Byline Bancorp, Inc.	357,127
28,341	Citizens Financial Group, Inc.	914,281
50,680	CNB Financial Corp.	986,233
26,310	Coastal Financial Corp.(a)	1,188,423
115,742	Community Heritage Financial, Inc.	1,750,019
72,301	ConnectOne Bancorp, Inc.	1,480,001
34,706	Customers Bancorp, Inc.(a)	1,456,958
17,640	Esquire Financial Holdings, Inc.	881,030
4,530	Fifth Third Bancorp	131,823
349,178	Finwise Bancorp(a)	3,456,862
20,920	First Financial Bankshares, Inc.	681,783
209,633	First Foundation, Inc.	1,532,417
18,040	Five Star Bancorp	445,227
83,340	F.N.B. Corp.	1,065,919
112,091	LINKBANCORP, Inc.	738,680
14,004	Live Oak Bancshares, Inc.	530,331
5,279	M&T Bank Corp.	738,321
53	Mechanics Bank/Walnut Creek CA	1,229,600
40,807	Metropolitan Bank Holding Corp.(a)	1,848,149
22,300	MVB Financial Corp.	570,657
18,534	National Bank Holdings Corp.	636,828
57,983	New York Community Bancorp, Inc.	804,224
32,033	Northeast Bancorp	1,526,052
26,263	Pacific Premier Bancorp, Inc.	670,757
16,572	Pathward Financial, Inc.	861,081
17,240	Pinnacle Financial Partners, Inc.	1,308,516
11,196	Popular, Inc.	812,270
68,143	Primis Financial Corp.	648,040
10,563	Prosperity Bancshares, Inc.	668,849
7,460	Seacoast Banking Corp. of Florida	184,337
1,820	South State Corp.	141,359

Shares		Value (Note 2)
Banks (continued)
51,960	TFS Financial Corp.	$753,940
19,108	Third Coast Bancshares, Inc.(a)	395,153
1,163	Triumph Financial, Inc.(a)	82,468
28,927	Univest Financial Corp.	564,077
43,600	Valley National Bancorp	447,336
11,022	Washington Federal, Inc.	342,123
19,470	Webster Financial Corp.	921,320
47,437	Western Alliance Bancorp	2,464,352
11,390	Wintrust Financial Corp	960,860
		41,344,684

Banks Regional: 0.95%
6,301	Cullen/Frost Bankers, Inc.	684,162

Banks: Diversified: 19.11%
18,502	Ameris Bancorp	807,612
30,260	Cadence Bank	758,013
30,416	Columbia Banking System, Inc.	679,798
26,256	Comerica, Inc.	1,416,774
12,617	East West Bancorp, Inc.	784,903
938	First Citizens BancShares, Inc., Class A, Class A	1,342,559
33,746	First Internet Bancorp	760,635
19,350	First Merchants Corp.	621,522
31,500	Home BancShares, Inc.	765,765
10,275	Huntington Bancshares, Inc.	125,766
16,946	Independent Bank Group, Inc.	760,367
93,343	KeyCorp	1,149,052
6,775	Regions Financial Corp.	138,007
10,408	Synovus Financial Corp.	352,831
21,455	Texas Capital Bancshares, Inc.(a)	1,369,902
34,953	Veritex Holdings, Inc.	751,839
32,452	Zions Bancorporation	1,241,289
		13,826,634

Banks: Savings, Thrift & Mortgage: 1.09%
35,072	Dime Community Bancshares, Inc.	785,613

Banks: Savings, Thrift & Mortgage Lending: 1.58%
61,447	OceanFirst Financial Corp.	1,144,758

Commercial Banks: 2.08%
110,671	First Horizon National Corp.	1,508,446

Consumer Lending: 1.23%
19,537	OneMain Holdings, Inc.	888,543

Insurance: 1.56%
47,605	Skyward Specialty Insurance Group, Inc.(a)	1,127,762

Investment Companies: 2.44%
32,530	Blackstone Secured Lending Fund	925,153

Shares		Value (Note 2)
Investment Companies (continued)
40,470	Capital Southwest Corp.	$841,371
		1,766,524

Investment Services: 1.25%
23,038	Marathon Digital Holdings, Inc.(a)	400,170
27,305	Riot Platforms, Inc.	505,689
		905,859

Mortgage REITs: Commercial: 0.22%
9,106	Nexpoint Real Estate Finance, Inc.	155,804

Open End And Misc Investment Vehicles: 1.20%
59,403	Trinity Capital, Inc.	867,284

Property And Casualty Insurance: 2.38%
4,612	Kinsale Capital Group, Inc.	1,718,569

Industrials: 0.93%
Aerospace: 0.93%
70,406	Applied Digital Corp.(a)	674,489

Real Estate: 0.37%
Infrastructure REITs: 0.37%
157,707	Power REIT(a)	266,525

Technology: 3.53%
Software: 3.53%
21,175	Alkami Technology, Inc.(a)	357,434
70,829	Ebix, Inc.	2,192,866
		2,550,300

	Total Common Stocks
	(Cost $67,203,753)	71,717,515

RIGHTS: 0.00%
93,600	Terawulf, Inc., Strike Price $0.00, Expiration Date 12/31/49	0

	Total Rights
	(Cost $0)	0

WARRANTS: 0.00%
62,749	Paysafe, Ltd., Strike Price $11.50, Expiration Date 12/31/2028	2,924

	Total Warrants
	(Cost $211,219)	2,924

Shares		Value (Note 2)
SHORT-TERM INVESTMENT: 1.71%
	First American Government Obligations Fund
1,237,306	5.146% (12/31/49)	$1,237,306

	Total Short-Term Investment
	(Cost $1,237,306)	1,237,306

Total Investments: 100.85%
(Cost $68,652,278)		72,957,745

Liabilities In Excess Of Other Assets: (0.85)%		(618,128)
Net Assets: 100.00%		$72,339,617

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund, and Emerald Finance & Banking Innovation Fund (formerly known as "Emerald Banking and Finance Fund") (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the valuation designee under the general supervision of the Board of Trustees of the Trust (the “Board”).

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed Emerald Mutual Fund Advisers Trust, (the “Adviser”) to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2022 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2023:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$975,802,560	$–	$–	$975,802,560
Short-Term Investment	7,869,981	–	–	7,869,981
TOTAL	$983,672,541	$–	$–	$983,672,541

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$16,302,889	$–	$–	$16,302,889
Short-Term Investment	138,960	–	–	138,960
TOTAL	$16,441,849	$–	$–	$16,441,849

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$–	$–	$–		$–
Banks	$40,115,084	$1,229,600	$–		$41,344,684
Other	30,372,831	–	–		30,372,831
Rights	–	–	–	(b)	–
Short-Term Investment	1,237,306	–	–		1,237,306
Warrants	2,924	–	–		2,924
TOTAL	$71,728,145	$1,229,600	$–		$72,957,745

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.
(b)	Value is $ 0.00.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2022 (Unaudited)

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.